Hartford US Value ETF Average Annual Total Returns	12 Months Ended	13 Months Ended	26 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hartford US Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	21.20%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	17.88%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	27.94%	21.57%	14.28%	12.70%
Hartford US Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.40%	21.16%
Hartford US Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.80%	16.53%
Hartford US Value ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.98%	21.72%